UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-1800
U.S. Global Investors Funds

7900 Callaghan Road
San Antonio, TX 78229
(Address of principal executive offices) (Zip code)

Susan B. McGee, Esq.
7900 Callaghan Road
San Antonio, TX 78229
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: June 30

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments

U.S. TREASURY SECURITIES CASH FUND
Portfolio of Investments (unaudited)					September 30, 2008

UNITED STATES
GOVERNMENT		Coupon	Maturity	Principal
OBLIGATIONS 51.32%		Rate	Date	Amount	Value

United States Treasury Bills 51.32%
	Yield	1.71%	10/02/08	$10,000,000	$9,999,525
	Yield	1.81%	10/09/08	10,000,000	9,995,989
	Yield	1.59%	10/23/08	10,000,000	9,990,344
	Yield	1.76%	11/06/08	20,000,000	19,964,900
	Yield	1.86%	11/13/08	10,000,000	9,977,903

Total United States Government Obligations					59,928,661
(cost $59,928,661)

REPURCHASE AGREEMENTS 46.54%

Joint Tri-Party Repurchase Agreements,
09/30/08, collateralized by U.S. Treasury
securities held in joint tri-party
repurchase accounts:

0.20% Morgan Stanley,
repurchase price $27,941,084		0.20%	10/01/08	27,940,929	27,940,929
0.10% UBS Financial Services, Inc.,
repurchase price $26,400,073		0.10%	10/01/08	26,400,000	26,400,000

Total Repurchase Agreements					54,340,929
(cost $54,340,929)

Total Investments 97.86%					114,269,590
(cost $114,269,590)
Other assets and liabilities, net 2.14%					2,502,090

NET ASSETS 100%					$116,771,680

See notes to portfolios of investments.

U.S. GOVERNMENT SECURITIES SAVINGS FUND
Portfolio of Investments (unaudited)					September 30, 2008

UNITED STATES
GOVERNMENT AND		Coupon	Maturity	Principal
AGENCY OBLIGATIONS 99.70%		Rate	Date	Amount	Value

Federal Farm Credit Bank 26.08%
Discount Notes:
	Yield	0.10%	10/01/08	$42,000,000	$42,000,000
	Yield	1.80%	10/07/08	25,000,000	24,992,500
	Yield	1.95%	10/09/08	10,000,000	9,995,667
	Yield	2.27%	01/08/09	7,087,000	7,043,149
Fixed Rates:
		4.25%	10/10/08	3,226,000	3,227,479
		3.88%	01/12/09	2,000,000	2,009,531
		5.01%	01/22/09	2,880,000	2,903,165
		4.75%	02/02/09	1,509,000	1,522,136
		5.13%	02/17/09	5,000,000	5,055,388
		5.08%	03/16/09	5,000,000	5,063,938
		2.75%	06/05/09	4,000,000	4,000,000
					107,812,953

Federal Home Loan Bank 71.64%
Discount Notes:
	Yield	2.16%	10/01/08	80,041,000	80,041,000
	Yield	2.29%	10/02/08	10,000,000	9,999,367
	Yield	2.29%	10/03/08	10,000,000	9,998,739
	Yield	2.33%	10/10/08	15,000,000	14,991,300
	Yield	2.16%	10/15/08	18,127,000	18,111,800
	Yield	2.30%	10/20/08	13,519,000	13,502,589
	Yield	2.45%	10/27/08	10,000,000	9,982,378
	Yield	2.66%	12/08/08	2,657,000	2,643,700
	Yield	2.60%	01/02/09	13,141,000	13,053,818
	Yield	2.29%	01/08/09	5,000,000	4,968,787
	Yield	3.34%	01/09/09	6,387,000	6,328,275
	Yield	3.23%	01/12/09	2,593,000	2,569,260
	Yield	2.76%	01/16/09	5,000,000	4,959,578
	Yield	2.96%	02/02/09	8,660,000	8,572,697
	Yield	2.76%	02/11/09	10,000,000	9,899,511
	Yield	2.50%	03/17/09	5,000,000	4,942,710
	Yield	2.91%	05/01/09	8,000,000	7,865,439
Variable Rates:
		2.16%	10/17/08	10,000,000	10,000,000
		2.55%	02/18/09	10,000,000	10,000,000
		2.32%	04/08/09	10,000,000	10,000,000
Fixed Rates:
		2.20%	10/24/08	5,000,000	5,000,000
		4.31%	11/14/08	5,000,000	5,010,293
		5.32%	12/22/08	1,000,000	1,002,483
		2.15%	01/21/09	5,000,000	4,992,232
		2.16%	01/30/09	5,000,000	4,990,140
		3.50%	02/13/09	1,000,000	1,004,011
		4.04%	03/09/09	1,000,000	1,006,824
		2.13%	04/01/09	5,680,000	5,674,320
		2.35%	04/21/09	3,000,000	3,000,000
		3.75%	04/27/09	5,000,000	5,021,918
		2.75%	05/07/09	3,000,000	3,000,000
		2.50%	05/28/09	4,000,000	3,995,377
					296,128,546

Tennessee Valley Authority 1.98%
Fixed Rate:
		5.375%	11/13/08	8,162,000	8,190,905

Total Investments 99.70%					412,132,404
(cost $412,132,404)
Other assets and liabilities, net 0.30%					1,251,428

NET ASSETS 100%					$413,383,832

See notes to portfolios of investments.

NEAR-TERM TAX FREE FUND
Portfolio of Investments (unaudited)		September 30, 2008

	Coupon	Maturity	Principal
MUNICIPAL BONDS 90.57%	Rate	Date	Amount	Value

Alabama 7.22%
Bessemer, Alabama Water Revenue	4.00%	01/01/16	$300,000	$276,816
DCH Health Care Authority Facilities Revenue	5.00%	06/01/09	250,000	253,700
Mountain Brook City Board of Education Capital Outlay	4.00%	02/15/15	200,000	201,222
University of Alabama at Birmingham, Hospital Revenue, Series A	5.00%	09/01/15	300,000	302,778
				1,034,516

Alaska 2.08%
Alaska Municipal Bond Bank Authority, Series A	4.00%	02/01/16	300,000	298,104

Arizona 2.11%
Pima County Unified School District, GO Unlimited, Refunding	3.70%	07/01/12	300,000	301,866

California 1.57%
San Diego, California Community College District, Capital
Appreciation, Election 2002, GO Unlimited (ZCB)	4.34%(1)	05/01/15	300,000	225,171

Connecticut 3.35%
Connecticut State, Series D, GO Unlimited	5.375%	11/15/18	250,000	270,807
Connecticut State, Series E, GO Unlimited	5.125%	11/15/14	200,000	208,908
				479,715

District of Columbia 1.07%
District of Columbia, Unrefunded, Series B	5.50%	06/01/09	150,000	153,096

Florida 2.69%
Florida State Board of Education Capital Outlay, Series B, GO	5.25%	06/01/11	175,000	176,977
Florida State Department Environmental Protection Preservation
Revenue, Florida Forever, Series B	5.00%	07/01/09	205,000	208,489
				385,466

Illinois 8.75%
Chicago, Illinois Water Revenue (ZCB)	5.05%(1)	11/01/08	275,000	274,159
Cook County, Illinois Capital Improvement, GO Unlimited,
Prerefunded, Series A	5.25%	11/15/14	300,000	312,447
Illinois Finance Authority Revenue, Refunding	5.00%	07/01/16	390,000	410,007
Illinois State Sales Tax Revenue	6.00%	06/15/09	250,000	256,200
				1,252,813

Indiana 6.08%
Indiana State Educational Facilities Authority Revenue,
University of Indianapolis Project	5.65%	10/01/15	200,000	208,404
Indiana State Finance Authority Revenue, Refunding	4.00%	05/01/12	350,000	358,554
Tippecanoe County, Indiana School Improvements	4.00%	01/15/15	300,000	303,312
				870,270

Iowa 3.56%
Ames, Iowa Hospital Revenue, Refunding	5.00%	06/15/15	300,000	312,069
Johnston Community School District, GO Unlimited	4.00%	06/01/16	200,000	197,264
				509,333

Kansas 1.41%
Kansas State Development Finance Authority Revenue	4.00%	10/01/15	200,000	202,436

Massachusetts 0.70%
Massachusetts State, Series C, GO	4.625%	10/01/08	100,000	100,000

Michigan 0.57%
Detroit, Michigan Local Development Financial Authority, Series A	5.20%	05/01/10	85,000	82,391

Missouri 1.60%
Missouri State Health & Educational Facilities Authority Revenue,
Series A	6.75%	05/15/13	200,000	228,854

Nevada 1.35%
North Las Vegas, GO Limited	4.00%	03/01/16	200,000	192,880

New Hampshire 1.23%
New Hampshire Health & Education Facilities Authority Revenue	5.00%	07/01/14	175,000	175,943

New Jersey 3.60%
New Jersey State	5.125%	05/01/10	250,000	259,375
New Jersey State Transportation Trust Fund Authority, Series D	4.00%	06/15/14	250,000	256,138
				515,513

New York 5.84%
New York City Transitional Financial Authority Revenue, Series A	5.25%	11/01/08	225,000	225,425
New York, New York, Series B	5.25%	08/01/09	200,000	204,140
New York, New York, Subseries L-1, GO Unlimited	4.00%	04/01/15	300,000	291,999
Schenectady Metroplex Development Authority Revenue, Series A	5.00%	12/15/12	110,000	114,597
				836,161

Oregon 0.90%
Oregon State Department Transportation Highway	5.00%	11/15/09	125,000	128,599

South Carolina 6.35%
Horry County Hospitality Fee Special Obligation	5.00%	04/01/10	200,000	205,360
Jasper County School District, GO Unlimited	4.00%	03/01/15	195,000	195,542
Piedmont Municipal Power Agency Electric Revenue,				201,442
Refunding, Series B	5.25%	01/01/09	200,000	201,442
Spartanburg County School District	3.875%	04/01/12	300,000	307,044
				909,388

Tennessee 2.21%
Tennessee State, GO Unlimited, Refunding, Series A	5.00%	05/01/11	300,000	315,837

Texas 11.83%
Addison, Texas Certificates of Obligation, GO Unlimited	4.00%	02/15/20	250,000	227,745
Bexar County Hospital District, GO Limited	3.50%	02/15/10	300,000	303,111
Conroe Texas, GO Limited	2.79%(1)	03/01/10	170,000	161,803
Katy, Texas Independent School District, School Building,
Series D, GO Unlimited	4.50%	02/15/19	325,000	319,959
Killeen, Texas Independent School District, GO Unlimited,
Unrefunded	5.00%	02/15/09	90,000	90,113
Lewisville, Texas Independent School District, GO Unlimited,
Refunding (ZCB)	4.04%(1)	08/15/15	400,000	297,864
San Antonio Water System Revenue	5.00%	05/15/13	100,000	103,894
San Patricio, Texas Municipal Water District, Refunded	4.00%	07/10/18	200,000	190,032
				1,694,521

Utah 2.26%
Utah State, Refunding, Series B, GO Unlimited	5.375%	07/01/12	300,000	323,277

Virginia 4.47%
Virginia College Building Authority Educational Facilities Revenue,
Prerefunded, Series A	5.00%	09/01/15	10,000	10,736
Virginia College Building Authority Educational Facilities Revenue,
Unrefunded, Series A	5.00%	09/01/15	290,000	310,239
Virginia State Public Building Authority & Public Facilities
Revenue, Refunding, Series A	5.00%	08/01/12	300,000	318,741
				639,716

Washington 4.64%
Clark County, Washington School District, GO Unlimited	5.125%	12/01/11	100,000	106,204
King County, Washington School District No. 401 Highline
Public Schools, GO Unlimited	5.50%	12/01/13	240,000	255,245
Seattle, Washington Municipal Light and Power Revenue,
Refunding	5.00%	07/01/17	300,000	303,507
				664,956

Wisconsin 3.13%
Milwaukee, Wisconsin, Series L, GO	4.60%	12/15/13	150,000	150,510
Wisconsin State, Refunding, Series 2, GO Unlimited	4.125%	11/01/16	300,000	298,221
				448,731

Total Municipal Bonds				12,969,553
(cost $12,999,947)

REPURCHASE AGREEMENT 8.72%

Joint Tri-Party Repurchase Agreement, Morgan Stanley,
09/30/08, 0.20%, due 10/01/08, repurchase price $1,248,237,
collateralized by Treasury securities held in a joint tri-party
account (cost $1,248,230)	0.20%	10/01/08	1,248,230	1,248,230

Total Investments 99.29%				14,217,783
(cost $14,248,177)
Other assets and liabilities, net 0.71%				100,976

NET ASSETS 100%				$14,318,759

(1) Represents Yield

See notes to portfolios of investments.

TAX FREE FUND
Portfolio of Investments (unaudited)	September 30, 2008

	Coupon	Maturity	Principal
MUNICIPAL BONDS 91.43%	Rate	Date	Amount	Value

Alabama 6.87%
Alabama 21st Century Authority Tobacco Settlement Revenue	5.75%	12/01/19	$275,000	$265,840
Alabama State, GO Unlimited, Series A	4.625%	09/01/22	375,000	356,310
Bessemer, Alabama Water Revenue	4.00%	01/01/16	200,000	184,544
Mountain Brook City Board of Education Capital Outlay	4.00%	02/15/15	195,000	196,191
University of Alabama at Birmingham, Hospital Revenue, Series A	5.00%	09/01/15	300,000	302,778
				1,305,663

California 7.07%
Anaheim, California City School District, Capital Appreciation,
Election 2002, GO Unlimited (ZCB)	4.60%(1)	08/01/28	580,000	161,733
California State, GO Unlimited	4.75%	03/01/34	205,000	175,078
California State, GO Unlimited	5.00%	06/01/37	455,000	411,347
Campbell, California Union High School District, GO Unlimited	4.75%	08/01/34	300,000	256,749
San Diego, California Community College District, Capital
Appreciation, Election 2002, GO Unlimited (ZCB)	4.34%(1)	05/01/15	450,000	337,757
				1,342,664

Colorado 0.78%
Colorado Health Facility Authority Revenue	5.00%	09/01/16	150,000	147,495

Connecticut 1.65%
Connecticut State, Series E, GO Unlimited	5.125%	11/15/14	300,000	313,362

Florida 3.70%
Florida Board of Education, GO Unlimited, Refunding, Series C	4.50%	06/01/28	300,000	253,839
St. Lucie County Florida Sales Tax Revenue	5.25%	10/01/23	465,000	448,632
				702,471

Georgia 2.56%
Atlanta Development Authority Revenue	5.25%	07/01/22	500,000	486,600

Illinois 6.75%
Du Page County, Refunding	5.60%	01/01/21	490,000	534,325
Illinois Development Financing Authority Hospital Revenue,
Adventist Health System	5.65%	11/15/24	435,000	454,710
Illinois Regional Transportation Authority Revenue, Series A	7.20%	11/01/20	250,000	292,068
				1,281,103

Indiana 1.56%
Indianapolis Local Public Improvement Bond Bank, Waterworks
Project, Series 2007 L	5.25%	01/01/33	305,000	295,850

Kansas 7.31%
Kansas State Development Finance Authority Hospital Revenue,
Series Z	5.00%	12/15/12	500,000	514,095
Kansas State Development Finance Authority Revenue	4.00%	10/01/15	250,000	253,045
University of Kansas Hospital Authority Health Facilities Revenue	5.625%	09/01/27	570,000	620,417
				1,387,557

Kentucky 1.13%
Bowling Green, Kentucky, GO Unlimited, Series B	4.00%	09/01/16	215,000	214,273

Maryland 1.69%
Maryland State Health & Higher Educational Facilities Authority
Revenue	5.75%	07/01/21	300,000	320,910

Michigan 2.71%
Detroit, Michigan Local Development Financing Authority,
Refunding, Series A	5.375%	05/01/18	300,000	237,534
Macomb County Building Authority, GO Limited	4.50%	11/01/23	300,000	278,070
				515,604

Missouri 2.19%
St. Louis Airport Development Program, Prerefunded, Series A	5.00%	07/01/11	165,000	173,936
St. Louis Airport Development Program, Unrefunded, Series A	5.00%	07/01/11	235,000	242,146
				416,082

New Hampshire 2.57%
Manchester, New Hampshire School Facilities Revenue, Refunding	5.50%	06/01/26	300,000	308,193
New Hampshire Health & Education Facilities Authority Revenue	5.00%	07/01/14	180,000	180,970
				489,163

New Jersey 4.14%
New Jersey Health Care Facilities Financing Authority Revenue	4.375%	07/01/10	460,000	464,710
New Jersey State Transportation Authority, Series A	5.00%	06/15/13	315,000	320,752
				785,462

New York 3.78%
New York, GO Unlimited, Prerefunded, Series H	5.25%	03/15/14	450,000	460,458
New York, GO Unlimited, Prerefunded, Series J	5.00%	05/15/12	225,000	230,983
New York, GO Unlimited, Unrefunded Balance, Series J	5.00%	05/15/12	25,000	25,665
				717,106

Ohio 2.55%
Ohio State Mental Health Facilities Revenue	5.50%	06/01/15	300,000	320,382
South Euclid Special Assessment, GO Limited Tax	6.70%	12/01/14	150,000	164,502
				484,884

Puerto Rico 1.70%
Puerto Rico Electric Power Authority Revenue, Series II	5.125%	07/01/26	300,000	323,427

Rhode Island 2.94%
Rhode Island State Health & Educational Building Corporation
Revenue	6.50%	08/15/32	500,000	557,610

South Carolina 1.26%
South Carolina Jobs Economic Development Authority Revenue	5.00%	11/01/23	250,000	239,515

Tennessee 1.08%
Memphis, Tennessee Sanitary Sewage System Revenue,
Refunding	5.00%	05/01/20	200,000	205,124

Texas 19.64%
Baytown, Texas, GO Limited	4.50%	02/01/27	250,000	215,005
Dallas, Texas Waterworks & Sewer Systems Revenue, Refunding	4.50%	10/01/19	225,000	219,472
Duncanville, Texas Independent School District,
GO Unlimited, Prerefunded, Series B	5.25%	02/15/32	495,000	528,427
Duncanville, Texas Independent School District,
GO Unlimited, Unrefunded, Series B	5.25%	02/15/32	5,000	4,947
Forney, Texas, GO Limited	5.00%	02/15/27	500,000	477,970
Goose Creek, Texas Independent School District
Schoolhouse, Series A	5.25%	02/15/18	370,000	390,206
Greenville, Texas Independent School District,
GO Unlimited, Refunding	4.00%	08/15/17	120,000	117,451
Houston Community College System Revenue, Refunding	4.00%	04/15/17	300,000	279,966
North Texas Municipal Water District Regional Solid Waste
Disposal System Revenue	4.25%	09/01/17	385,000	374,724
North Texas Tollway Authority Revenue, Series F	5.75%	01/01/38	250,000	223,778
Prosper, Texas Independent School District, Capital Appreciation,
School Building, GO Unlimited (ZCB)	6.00%(1)	08/15/33	1,000,000	206,350
San Marcos, Texas Tax & Toll Revenue, GO Limited	5.10%	08/15/27	400,000	386,800
White Settlement, Texas Independent School District, GO Unlimited	4.125%	08/15/15	300,000	304,563
				3,729,659

Utah 2.85%
Utah State Building Ownership Authority, Lease Revenue,
Refunded, Series C	5.50%	05/15/19	500,000	541,785

Washington 2.95%
King County, Washington School District No. 401 Highline Public
Schools, GO Unlimited	5.50%	12/01/13	300,000	319,056
Spokane County, Washington School District, GO Unlimited	5.05%	06/01/22	255,000	240,376
				559,432

Total Municipal Bonds				17,362,801
(cost $17,703,718)

REPURCHASE AGREEMENT 7.91%

Joint Tri-Party Repurchase Agreement, Morgan Stanley,
09/30/08, 0.20%, due 10/01/08, repurchase price $1,501,540,
collateralized by Treasury securities held in a joint tri-party
account (cost $1,501,532)	0.20%	10/01/08	1,501,532	1,501,532

Total Investments 99.34%				18,864,333
(cost $19,205,250)
Other assets and liabilities, net 0.66%				125,326

NET ASSETS 100%				$18,989,659

(1) Represents Yield

See notes to portfolios of investments.

ALL AMERICAN EQUITY FUND
Portfolio of Investments (unaudited)		September 30, 2008

COMMON STOCKS 67.74%	Shares	Value

Apparel 4.81%
Coach, Inc.	5,000	$125,200	*
True Religion Apparel, Inc.	10,000	258,500	*
Urban Outfitters, Inc.	19,000	605,530	*
		989,230

Applications Software 3.96%
Activision Blizzard, Inc.	25,000	385,750	*
Sybase, Inc.	14,000	428,680	*
		814,430

Auto Parts & Equipment 0.77%
Advanced Auto Parts, Inc.	4,000	158,640

Beverages 0.51%
The Coca-Cola Co.	2,000	105,760

Construction 1.11%
Toll Brothers, Inc.	9,000	227,070	*

Energy - Alternative Sources 1.38%
First Solar, Inc.	1,500	283,365	*

Financial Services 10.31%
American Express Co.	10,000	382,600
First Financial Bankshares, Inc.	12,500	648,500
JPMorgan Chase & Co.	18,000	840,600
Raymond James Financial, Inc.	7,500	247,350
		2,119,050

Food 1.67%
General Mills, Inc.	5,000	343,600

Internet 0.10%
Stockhouse, Inc.	131,125	19,669	*

Internet Security 0.95%
Symantec Corp.	10,000	195,800	*

Medical - Biomedical 4.76%
Celgene Corp.	4,000	253,120	*
Illumina, Inc.	14,000	567,420	*
United Therapeutics Corp.	1,500	157,755	*
		978,295

Medical - Drugs 1.03%
Novartis AG, ADR	4,000	211,360

Medical - HMO 1.73%
UnitedHealth Group, Inc.	14,000	355,460

Medical - Products 7.62%
Intuitive Surgical, Inc.	1,500	361,470	*
Johnson & Johnson	8,000	554,240
Quality Systems, Inc.	2,500	105,650
St. Jude Medical, Inc.	12,500	543,625	*
		1,564,985

Oil & Gas Drilling 2.28%
Nabors Industries Ltd.	10,000	249,200	*
Transocean, Inc.	2,000	219,680	*
		468,880

Oil & Gas Exploration & Production 1.05%
Contango Oil & Gas Co.	4,000	215,920	*

Oil & Gas Royalty Trust 2.04%
Permian Basin Royalty Trust	18,000	418,320

Pharmacy Services 0.95%
Healthextras, Inc.	7,500	195,900	*

Real Estate Investment Trusts 1.41%
Hatteras Financial Corp.	12,500	290,000

Restaurants 2.18%
Buffalo Wild Wings, Inc.	5,000	201,200	*
McDonald's Corp.	4,000	246,800
		448,000

Retail 6.76%
Church & Dwight Co., Inc.	6,000	372,540
Costco Wholesale Corp.	7,500	486,975
Macy's, Inc.	21,000	377,580
The TJX Companies, Inc.	5,000	152,600
		1,389,695

Telecommunications 2.51%
QUALCOMM, Inc.	12,000	515,640

Therapeutics 2.00%
Gilead Sciences, Inc.	9,000	410,220	*

Tobacco 1.87%
Philip Morris International, Inc.	8,000	384,800

Transportation 3.98%
Aircastle Ltd.	20,000	198,200
Ryder System, Inc.	10,000	620,000
		818,200

Total Common Stocks		13,922,289
(cost $14,410,728)

EXCHANGE-TRADED FUNDS 1.32%

Financial Select Sector SPDR Fund	7,500	149,175
PowerShares DB US Dollar Index Bullish Fund	5,000	122,200	*

Total Exchange-Traded Funds		271,375
(cost $277,816)

PURCHASED OPTIONS 0.23%	Contracts

Computers 0.03%
Apple Computer, Inc., Strike Price 185, Call, Expiration Jan. 2009
(premium $69,142)	45	6,300

Financial Services 0.14%
SPDR Gold Trust, Strike Price 85, Call, Expiration Nov. 2008
(premium $38,788)	50	29,500

Internet 0.06%
Yahoo!, Inc., Strike Price 25, Call, Expiration Jan. 2009
(premium $16,800)	200	11,400

Total Purchased Options		47,200
(cost $124,730)

Total Securities		14,240,864
(cost $14,813,274)

	Principal
REPURCHASE AGREEMENT 18.29%	Amount

Joint Tri-Party Repurchase Agreement, Morgan Stanley,
09/30/08, 0.20%, due 10/01/08, repurchase price $3,758,429,
collateralized by Treasury securities held in a joint tri-party
account (cost $3,758,408)	$3,758,408	3,758,408

Total Investments 87.58%		17,999,272
(cost $18,571,682)
Other assets and liabilities, net 12.42%		2,551,716

NET ASSETS 100%		$20,550,988

See notes to portfolios of investments.

CHINA REGION FUND
Portfolio of Investments (unaudited)		September 30, 2008

COMMON STOCKS 76.36%	Shares	Value

Agriculture 0.99%
China Agri-Industries Holdings Ltd.	1,000,000	$525,283	*

Airport Operations 1.25%
Beijing Capital International Airport Co., Ltd., H shares	800,000	664,238

Auto Manufacturers 1.55%
Sinotruk Hong Kong Ltd.	1,000,000	819,863

Banks 8.34%
Bank of China Ltd., H shares	1,500,000	575,105
China Construction Bank Corp., H shares	1,000,000	663,762
Hang Seng Bank Ltd.	75,000	1,400,676
Industrial & Commercial Bank of China Ltd., H shares	3,000,000	1,787,043
		4,426,586

Chemicals - Agricultural 0.14%
Danhua Chemical Technology, Co., Ltd., B shares	1	1	*
Spur Ventures, Inc.	234,733	74,987	*
		74,988

Construction 5.05%
Anhui Conch Cement Co., Ltd., H shares	50,000	189,985	*
Cheung Kong Infrastructure Holdings Ltd.	500,000	2,339,112
China State Construction International Holdings Ltd.	1,000,000	152,637
		2,681,734

Distribution/Wholesale 0.46%
Li & Fung Ltd.	100,000	244,233

Diversified Minerals 0.10%
Erdene Resource Development Corp.	100,000	52,617	*

Diversified Operations 2.09%
Keppel Corp., Ltd.	200,000	1,110,531

E-Commerce/Services 1.66%
SINA Corp.	25,000	880,000	*

Education 1.82%
CIBT Education Group, Inc.	836,032	966,193	*

Electric Generation 2.45%
China Resources Power Holdings Co., Ltd.	600,000	1,298,764

Electronics & Components 1.03%
China High Speed Transmission Equipment Group Co., Ltd.	300,000	548,533
Yageo Corp., Sponsored GDR	1	1	*
		548,534

Financial Services 4.00%
BOC Hong Kong Holdings Ltd.	400,000	712,592
China Everbright Ltd.	900,000	1,410,061
		2,122,653

Food & Beverages 7.87%
China Green (Holdings) Ltd.	602,000	484,522
China Yurun Food Group Ltd.	1,000,000	1,292,321
CJ CheilJedang Corp.	1,850	300,873	*
CJ Corp.	3,150	124,669	*
Fraser and Neave Ltd.	250,000	627,379
FU JI Food and Catering Services	600,000	616,388
Want Want China Holdings Ltd.	2,000,000	730,447
		4,176,599

Gas Distribution 5.15%
Hong Kong & China Gas Co., Ltd.	1,200,000	2,734,306

Gold Mining 1.49%
Kingsgate Consolidated Ltd.	2,599	9,541	*
Lihir Gold Ltd.	200,000	421,921	*
Olympus Pacific Minerals, Inc.	424,500	45,868	*
Silk Road Resources Ltd.	210,000	88,791	*
Sino Gold Mining Ltd.	67,721	226,914	*
		793,035

Health & Personal Care 2.69%
Hengan International Group Co., Ltd.	500,000	1,427,211

Insurance 6.28%
China Life Insurance Co., Ltd., H shares	900,000	3,332,211

Internet 5.52%
Asia Broadband, Inc.	500,000	0	* @
AsiaInfo Holdings, Inc.	5,000	45,900	*
Tencent Holdings Ltd.	400,000	2,881,721
		2,927,621

Metal - Aluminum 0.38%
Global Alumina Products Corp.	223,000	200,700	*

Metal - Copper 0.34%
Continental Minerals Corp.	243,080	179,789	*

Non-Ferrous Metals 0.07%
Sterling Group Ventures, Inc.	510,000	38,250	*

Oil & Gas Exploration & Production 4.22%
CNOOC Ltd.	1,500,000	1,721,340
Green Dragon Gas Ltd.	62,949	519,329	*
		2,240,669

Precious Metals 0.06%
TVI Pacific, Inc.	1,074,714	30,294	*

Public Thoroughfares 1.70%
Jiangsu Expressway Co., Ltd., H shares	1,200,000	902,539

Publishing 0.07%
Lingo Media Corp.	22,642	36,166	*

Retail 0.00%
China First Pencil Co., Ltd., B shares	1	1

Schools 2.58%
MegaStudy Co., Ltd.	9,000	1,367,632

Semiconductors 2.13%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	120,605	1,130,069

Silver Mining 0.50%
Silvercorp Metals, Inc.	90,000	263,835

Software 0.03%
Ninetowns Digital World Trade Holdings Ltd.	10,000	17,000	*

Telecommunications 2.23%
Chunghwa Telecom Co., Ltd., ADR	50,000	1,183,500

Telecommunications Equipment 0.72%
ZTE Corp., H shares	100,000	379,281

Tobacco 1.40%
KT&G Corp.	10,000	745,166

Total Common Stocks		40,522,091
(cost $46,412,286)

EXCHANGE-TRADED FUNDS 1.79%

iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	600,000	820,612	*
SPDR Gold Trust	1,500	131,182	*

Total Exchange-Traded Funds		951,794
(cost $1,124,633)

WARRANTS 0.00%

Construction 0.00%
China State Construction International Holdings, Ltd., Warrants (February 2009)
(cost $0)	85,714	464	*

Total Securities		41,474,349
(cost $47,536,919)

	Principal
REPURCHASE AGREEMENT 15.56%	Amount

Joint Tri-Party Repurchase Agreement, Morgan Stanley,
09/30/08, 0.20%, due 10/01/08, repurchase price $8,254,567,
collateralized by Treasury securities held in a joint tri-party
account (cost $8,254,521)	$8,254,521	8,254,521

Total Investments 93.71%		49,728,870
(cost $55,791,440)
Other assets and liabilities, net 6.29%		3,335,258

NET ASSETS 100%		$53,064,128

See notes to portfolios of investments.

GLOBAL RESOURCES FUND
Portfolio of Investments (unaudited)		September 30, 2008

COMMON STOCKS 77.40%	Shares	Value

Agricultural Chemicals & Fertilizers 5.39%
Monsanto Co.	157,500	$15,589,350
Potash Corporation of Saskatchewan, Inc.	202,500	26,726,086	^
Spur Ventures, Inc.	274,867	87,809	*
The Mosaic Co.	120,000	8,162,400	* ^
		50,565,645

Aluminum 0.21%
Global Alumina Products Corp.	2,201,000	1,980,900	*

Coal 7.94%
Arch Coal, Inc.	150,000	4,933,500
Bounty Industries Ltd.	22,000,000	1,531,392	* +
Caledon Resources plc	7,145,000	7,390,377	*
Coalcorp Mining, Inc.	5,782,661	7,497,954	*
CONSOL Energy, Inc.	391,500	17,965,935	^
Patriot Coal Corp.	300,000	8,715,000	* ^
Peabody Energy Corp.	360,000	16,200,000	^
Walter Industries, Inc.	125,000	5,931,250
Western Canadian Coal Corp., 144A	1,200,000	4,363,431	*
		74,528,839

Diamond Mining & Exploration 0.09%
Diamond Fields International Ltd.	22,400	6,209	*
Diamond Fields International Ltd., 144A	1,800,000	498,919	*
Rockwell Diamonds, Inc., 144A	950,000	285,634	*
Vaaldiam Resources Ltd.	1,044,001	58,856	*
		849,618

Financial Services 0.42%
GMP Capital Trust	354,800	3,360,316
Jovian Capital Corp.	1,038,100	555,968	*
		3,916,284

Food & Beverages 0.19%
CoolBrands International, Inc.	2,699,200	1,749,928	*

General Metal & Mineral Mining 1.39%
Atacama Minerals Corp.	1,025,000	491,168	*
Baja Mining Corp.	1,555,600	1,023,132	*
Calibre Mining Corp.	811,400	68,614	*
Crowflight Minerals, Inc.	1,129,000	169,727	*
Natasa Mining Ltd.	1,099,160	1,053,753	* +
Pacifica Resources Ltd.	500,000	42,281	*
Red Dragon Resources Corp.	3,720,000	559,241	* +
Revett Minerals, Inc.	5,048,000	2,039,500	* +
Savant Explorations Ltd.	54,191	6,110	*
Starfield Resources, Inc.	1,000,000	469,792	*
Sterling Group Ventures, Inc.	524,700	39,353	*
Terrane Metals Corp.	2,337,000	570,910	*
Thompson Creek Metals Co. Inc.	660,000	6,114,441	*
Titanium Resources Group Ltd.	1,000,000	192,897	* @
Toledo Mining Corp. plc	426,200	228,774	*
		13,069,693

Gold & Copper Mining 2.80%
Continental Minerals Corp.	1,026,227	760,906	*
European Minerals Corp.	1,476,050	416,062	*
Fortress Minerals Corp.	431,425	216,868	*
Freeport-McMoRan Copper & Gold, Inc.	175,000	9,948,750	^
Los Andes Copper Ltd.	754,000	155,858	*
Lumina Copper Corp.	168,600	174,255	*
New Gold, Inc.	1,753,422	8,138,593	*
Northern Dynasty Minerals Ltd.	1,150,000	4,862,351	*
Northern Dynasty Minerals Ltd., 144A	200,000	845,626	*
Suramina Resources, Inc.	1,184,200	734,353	*
		26,253,622

Gold Mining 3.17%
Barrick Gold Corp.	300,000	11,022,000
Canadian Gold Hunter Corp.	1,061,000	897,209	*
Century Mining Corp.	225,911	8,491	*
Chesapeake Gold Corp.	716,350	3,627,855	*
Corona Gold Ltd.	50,000	4,939	* @
Detour Gold Corp.	500,000	5,505,966	*
Kinross Gold Corp.	1	16
Medoro Resources Ltd.	3,255,514	305,884	*
Olympus Pacific Minerals, Inc.	375,000	40,520	*
Planet Exploration, Inc.	160,000	52,617	*
Red Back Mining, Inc.	490,000	2,951,142	*
Red Back Mining, Inc., 144A	385,000	2,318,754	*
Rusoro Mining Ltd.	3,567,500	1,977,661	*
Rusoro Mining Ltd., 144A	433,333	240,220	*
Silk Road Resources Ltd.	240,000	101,475	*
TVI Pacific, Inc.	6,037,428	170,180	*
Yamana Gold, Inc.	65,789	540,875
		29,765,804

Gold/Mineral Royalty Companies 0.04%
Aberdeen International, Inc.	1,274,750	347,344	*

Internet 0.00%
Stockhouse, Inc.	64,270	9,641	*

Iron and Steel 1.20%
Cliffs Natural Resources, Inc.	152,500	8,073,350
Consolidated Thompson Iron Mines Ltd.	922,273	3,162,921	*
		11,236,271
Oil & Gas - Integrated 4.92%
Hess Corp.	150,000	12,312,000
Oao Gazprom, Sponsored ADR	140,000	4,333,000
Petroleo Brasileiro S.A., ADR	790,000	29,561,800
		46,206,800

Oil & Gas Drilling 6.44%
Atwood Oceanics, Inc.	340,000	12,376,000	*
Diamond Offshore Drilling, Inc.	135,000	13,913,100
Transocean, Inc.	238,500	26,196,840	* ^
Vantage Drilling Co.	2,674,000	7,995,260	*
		60,481,200

Oil & Gas Equipment & Services 12.43%
Cameron International Corp.	391,500	15,088,410	*
Core Laboratories N.V.	132,800	13,455,296	* ^
Flotek Industries, Inc.	400,000	4,400,000	*
Halliburton Co.	355,000	11,498,450
Hornbeck Offshore Services, Inc.	400,500	15,467,310	*
McDermott International, Inc.	482,500	12,327,875	*
National-Oilwell Varco, Inc.	337,000	16,927,510	*
Schlumberger Ltd.	225,000	17,570,250
Weatherford International Ltd.	395,000	9,930,300	*
		116,665,401

Oil & Gas Exploration & Production - Junior 12.04%
Abraxas Petroleum Corp.	2,125,000	5,546,250	*
Americas Petrogas, Inc. (RS)	4,325,000	4,673,259	* @
Approach Resources, Inc.	630,000	9,109,800	*
Arena Resources, Inc.	225,000	8,741,250	* ^
Bankers Petroleum Ltd.	841,667	2,245,922	*
Big Sky Energy Corp.	4,366,600	8,733	*
BNK Petroleum, Inc.	140,000	90,764	*
BPZ Resources, Inc.	787,500	13,545,000	*
Cano Petroleum, Inc.	2,700,000	6,237,000	* +
Carrizo Oil & Gas, Inc.	60,000	2,176,200	*
Coastal Energy Co.	1,522,000	3,217,608	*
Energy XXI Bermuda Ltd.	321,649	977,813	*
Foothills Resources, Inc.	1,278,667	83,113	*
Gran Tierra Energy, Inc.	3,453,000	12,810,630	*
Green Dragon Gas Ltd.	828,831	6,837,856	*
Ivanhoe Energy, Inc.	2,814,000	3,886,667	*
Ivory Energy, Inc.	4,303,166	1,051,230	* +
Legacy Energy LLC, 144A (RS)	2,631,580	12,894,742	* @
North Peace Energy Corp. (RS)	3,233,400	3,607,688	* @
Rex Energy Corp.	726,000	11,441,760	*
Royalite Petroleum Co., Inc.	2,266,333	430,603	*
Verona Development Corp.	708,800	113,216	*
White Nile Ltd.	13,247,308	3,300,068	*
		113,027,172

Oil & Gas Exploration & Production - Senior 15.17%
Continental Resources, Inc.	325,000	12,749,750	* ^
Denbury Resources, Inc.	680,000	12,947,200	*
EXCO Resources, Inc.	210,000	3,427,200	*
Pacific Rubiales Energy Corp.	4,194,610	26,524,218	*
Petrohawk Energy Corp.	620,000	13,410,600	* ^
Plains Exploration & Product Co.	300,000	10,548,000	*
Quicksilver Resources, Inc.	570,000	11,189,100	*
Range Resources Corp.	319,500	13,696,965
Ultra Petroleum Corp.	200,000	11,068,000	* ^
XTO Energy, Inc.	576,000	26,795,520
		142,356,553

Oil & Gas Refining & Marketing 0.28%
Value Creation, Inc. (RS)	282,137	2,650,916	* @

Platinum Group Metals 1.13%
Anooraq Resources Corp.	725,000	749,319	*
Beartooth Platinum Corp.	2,657,500	74,908	*
Eastern Platinum Ltd.	9,936,186	9,149,171	*
Ivanhoe Nickel & Platinum Ltd. (RS)	15,000	29,136	* @
Osmium Holdings S.A. (RS)	104	0	* @
Platinum Group Metals Ltd.	492,700	629,589	*
		10,632,123

Silver Mining 1.54%
MAG Silver Corp.	189,700	1,080,130	*
Silver Wheaton Corp.	1,654,046	13,412,024	*
		14,492,154

Sugar/Ethanol 0.36%
Bioenergy Africa Ltd. (RS)	8,750,000	2,061,195	* @
Infinity Bio-Energy Ltd.	682,400	1,330,680	*
		3,391,875

Uranium 0.18%
GoviEx IP Holings, Inc. (RS)	750,000	30,000	* @
Govi HighPower Exploration (RS)	750,000	1,470,000	* @
JNR Resources, Inc.	324,700	100,677	*
UMC Energy plc	1,000,000	84,448	*
Uranium North Resources Corp.	12,500	998	*
		1,686,123

Zinc 0.07%
Canada Zinc Metals Corp.	1,000,000	648,313	*

Total Common Stocks		726,512,219
(cost $953,906,796)

PREFERRED STOCK 0.43%

Oil & Gas Exploration & Production - Junior 0.43%
Trident Resources Corp., Series B, Preferred Stock (RS)
(cost $5,000,000)	80,000	4,050,000	* @

EXCHANGE-TRADED FUNDS 2.50%

Horizons BetaPro NYMEX Crude Oil Bear Plus ETF	600,000	6,415,485	*
UltraShort Basic Materials ProShares	130,000	6,922,500
UltraShort Oil & Gas ProShares	260,000	10,101,000

Total Exchange-Traded Funds		23,438,985
(cost $25,471,180)

WARRANTS 4.68%

Coal 0.16%
Bounty Industries Ltd., Warrants (December 2011)	5,500,000	63,018	*
Coalcorp Mining, Inc., Warrants (February 2011)	1,228,071	46,155	*
Coalcorp Mining, Inc., Warrants (August 2011)	936,928	19,807	*
Coalcorp Mining, Inc., Warrants (June 2013)	3,803,000	643,183	*
Western Canadian Coal Corp., 144A, Warrants (June 2012)	425,000	752,725	*
		1,524,888

Diamond Mining & Exploration 0.00%
Rockwell Diamonds, Inc., Warrants (November 2009)	950,000	0	* @

General Metal & Mineral Mining 0.11%
Baja Mining Corp., Warrants (April 2009)	61,770	5,514	*
Baja Mining Corp., Warrants (April 2011)	1,055,500	0	* @
Stingray Copper, Inc., Warrants (April 2009)	1,000,000	9,396	*
Terrane Metals Corp., Warrants (November 2008)	606,000	0	* @
Terrane Metals Corp., Warrants (June 2012)	562,500	47,567	*
Thompson Creek Metals Co. Inc., Warrants (October 2011)	240,291	970,827	*
		1,033,304

Gold & Copper Mining 0.30%
New Gold, Inc., Warrants (April 2012)	1,478,000	104,154	*
New Gold, Inc., Warrants (November 2012)	5,394,000	1,786,512	*
New Gold, Inc., Warrants (June 2017)	822,570	772,874	*
Orsu Metals Corp., Warrants (December 2008)	219,125	3,088	*
Orsu Metals Corp., Warrants (April 2010)	950,000	89,261	*
Orsu Metals Corp., Warrants (March 2011)	665,000	70,293	*
		2,826,182

Gold Mining 2.68%
Central Sun Mining, Inc., Warrants (November 2008)	300,000	1,409	*
Chesapeake Gold Corp., Warrants (February 2012)	96,178	267,487	*
Goldcorp, Inc., Warrants (June 2011)	1,463,766	16,848,309	*
Medoro Resources Ltd., Warrants (March 2010)	1,125,000	0	* @
Rusoro Mining Ltd., Warrants (November 2011)	216,667	0	* @
Rusoro Mining Ltd., Warrants (November 2012)	3,150,000	651,132	*
Yamana Gold, Inc., Warrants (November 2008)	2,497,312	6,452,699	*
Yamana Gold, Inc., Warrants (February 2010)	712,643	883,857	*
		25,104,893

Gold/Mineral Royalty Companies 0.00%
Aberdeen International, Inc., Warrants (July 2012)	500,000	30,537	*

Oil & Gas Drilling 0.13%
Vantage Drilling Co., Warrants (May 2011)	2,461,400	1,206,086	*

Oil & Gas Exploration & Production - Junior 0.59%
Americas Petrogas, Inc., Warrants (June 2009) (RS)	2,162,500	0	* @
Bankers Petroleum Ltd., Warrants (November 2009)	989,866	1,116,076	*
Coastal Energy Co., Warrants (July 2010)	250,000	0	* @
Energy XXI Bermuda Ltd., Warrants (October 2009)	790,000	316,000	*
Foothills Resources, Inc., Warrants (September 2011)	633,334	0	* @
Gran Tierra Energy, Inc., Warrants (June 2012)	1,550,000	4,123,000	* @
Ivory Energy, Inc., Warrants (December 2008)	650,000	0	* @
North Peace Energy Corp., Warrants (February 2010) (RS)	1,616,700	0	* @
Trident Resources Corp., Warrants (March 2013) (RS)	80,000	0	* @
		5,555,076

Oil & Gas Exploration & Production - Senior 0.07%
Pacific Rubiales Energy Corp., Warrants (July 2012)	347,749	656,747	*

Platinum Group Metals 0.01%
Eastern Platinum Ltd., Warrants (March 2009)	1,265,758	107,035	*

Silver Mining 0.60%
Silver Wheaton Corp., Warrants (December 2010)	1,385,840	4,882,928	*
Silver Wheaton Corp., Warrants (September 2013)	239,044	717,154	*
		5,600,082

Uranium 0.03%
Denison Mines Corp., Warrants (March 2011)	231,050	282,218	*

Total Warrants		43,927,048
(cost $50,292,571)

PURCHASED OPTIONS 0.25%	Contracts

Agricultural Chemicals & Fertilizers 0.01%
The Mosaic Co., Strike Price 160, Call, Expiration Jan. 2009
(premium $2,935,130)	1,100	88,000

Aluminum 0.00%
Alcoa, Inc., Strike Price 45, Call, Expiration Jan. 2009
(premium $464,960)	960	8,640

Coal 0.01%
Alpha Natural Resources, Strike Price 100, Call, Expiration Jan. 2009
(premium $3,082,901)	2,050	123,000

Engineering & Construction 0.01%
Fluor Corp., Strike Price 100, Call, Expiration Jan. 2009
(premium $1,067,912)	1,020	53,550

Exchange-Traded Fund 0.18%
Market Vectors Gold Miners ETF, Strike Price 35, Call, Expiration Dec. 2008
(premium $1,355,000)	2,500	850,000
SPDR Gold Trust, Strike Price 85, Call, Expiration Nov. 2008
(premium $1,163,640)	1,500	885,000

General Metal & Mineral Mining 0.02%
BHP Billiton Ltd., Strike Price 80, Call, Expiration Jan. 2009
(premium $1,517,996)	1,100	121,000
Rio Tinto plc, Strike Price 550, Call, Expiration Oct. 2008
(premium $2,897,780)	600	30,000
		151,000

Oil & Gas Drilling 0.01%
Helmerich & Payne, Inc., Strike Price 70, Call, Expiration Jan. 2009
(premium $1,792,954)	1,975	88,875
Nabors Industries Ltd., Strike Price 45, Call, Expiration Jan. 2009
(premium $551,697)	2,011	20,110
		108,985

Oil & Gas Exploration & Production - Senior 0.01%
Southwestern Energy, Strike Price 50, Call, Expiration Jan. 2009
(premium $912,925)	1,325	79,500

Total Purchased Options		2,347,675
(cost $17,742,895)

	Principal
CONVERTIBLE DEBENTURE 0.40%	Amount

Coal 0.40%
Western Canadian Coal Corp., 7.50%, maturity 3/24/11
(cost $3,073,403)	$4,000,000	3,739,547

NOTES 0.92%

Coal 0.29%
Coalcorp Mining, Inc., 12.00%, maturity 8/31/11	2,999,000	2,774,075

Gold & Copper Mining 0.63%
New Gold, Inc., 10.00%, maturity 6/28/17	7,000,000	5,920,041

Total Notes		8,694,116
(cost $9,538,611)

Total Securities		812,709,590
(cost $1,065,025,456)

REPURCHASE AGREEMENT 8.50%

Joint Tri-Party Repurchase Agreement, Morgan Stanley,
09/30/08, 0.20%, due 10/01/08, repurchase price $79,803,585
collateralized by Treasury securities held in a joint tri-party
account (cost $79,803,142)	79,803,142	79,803,142

Total Investments 95.08%		892,512,732
(cost $1,144,828,598)
Other assets and liabilities, net 4.92%		46,173,554

NET ASSETS 100%		$938,686,286

	Shares Subject
CALL OPTIONS WRITTEN	To Call	Value

Arena Resources, Inc., Strike Price 45, Expiration Oct. 2008	150,000	$127,500
CONSOL Energy, Inc., Strike Price 60, Expiration Oct. 2008	100,000	85,000
Continental Resources Inc., Strike Price 45, Expiration Oct. 2008	125,000	181,250
Core Laboratories N.V., Strike Price 120, Expiration Oct. 2008	40,000	30,000
Freeport-McMoRan Copper & Gold, Inc., Strike Price 60, Expiration Oct. 2008	78,000	269,880
Freeport-McMoRan Copper & Gold, Inc., Strike Price 65, Expiration Oct. 2008	42,000	82,740
Patriot Coal Corp., Strike Price 50, Expiration Oct. 2008	50,000	10,000
Patriot Coal Corp., Strike Price 60, Expiration Oct. 2008	100,000	10,000
Peabody Energy Corp., Strike Price 55, Expiration Oct. 2008	100,000	90,000
Petrohawk Energy Corp., Strike Price 35, Expiration Oct. 2008	265,000	26,500
Potash Corporation of Saskatchewan, Inc., Strike Price 150, Expiration Oct. 2008	100,000	500,000
The Mosaic Co., Strike Price 75, Expiration Oct. 2008	50,000	250,000
The Mosaic Co., Strike Price 80, Expiration Oct. 2008	70,000	266,000
Transocean, Inc., Strike Price 135, Expiration Nov. 2008	55,000	77,000
Ultra Petroleum Corp., Strike Price 60, Expiration Oct. 2008	65,000	143,000
Ultra Petroleum Corp., Strike Price 75, Expiration Oct. 2008	135,000	33,750

Total Call Options Written		$2,182,620
(premiums received $4,922,604)

See notes to portfolios of investments.

WORLD PRECIOUS MINERALS FUND
Portfolio of Investments (unaudited)		September 30, 2008

COMMON STOCKS 68.71%	Shares	Value

Data Processing & Software 0.03%
Stockgroup Information Systems, Inc.	996,000	$173,128	*

Diamond Mining & Exploration 1.02%
Diagem, Inc.	406,350	39,135	*
Diamond Fields International Ltd.	448,600	124,342	*
Diamonds North Resources Ltd.	2,804,200	1,659,913	*
Harry Winston Diamond Corp.	87,000	1,144,414
Metalex Ventures Ltd.	204,000	21,084	*
Olivut Resources Ltd.	639,000	330,217	*
Rockwell Diamonds, Inc.	123,800	37,223	*
Rockwell Diamonds, Inc., 144A	2,575,000	774,218	*
Shore Gold, Inc.	1,126,500	1,164,286	*
Vaaldiam Resources Ltd.	1,513,999	85,352	*
		5,380,184

Financial Services 0.93%
GMP Capital Trust	410,900	3,891,640
Jovian Capital Corp.	1,965,100	1,052,435	*
		4,944,075

Gold/Mineral Exploration & Development 21.34%
African Gold Group, Inc.	1,084,400	366,799	*
Amarc Resources Ltd.	695,545	194,423	*
Amerix Precious Metals Corp.	884,275	66,468	*
Anatolia Minerals Development Ltd.	600,000	1,166,964	*
Andean Resources Ltd.	4,970,157	3,630,106	*
Andina Minerals, Inc.	1,095,700	1,348,649	*
Atikwa Minerals Corp.	3,062,333	201,413	* +
AuEx Ventures, Inc.	118,800	178,596	*
Aurelian Resources, Inc.	2,317,300	14,152,448	*
Bendigo Mining NL	1,500,000	224,039	*
Brazauro Resources Corp.	1,475,000	360,331	*
Canadian Gold Hunter Corp.	1,970,400	1,666,222	*
Candente Resource Corp.	328,100	169,553	*
Carnavale Resources Ltd.	3,348,857	236,777	* +
Carpathian Gold, Inc.	1,187,800	200,887	*
Centerra Gold, Inc.	105,000	384,760	*
Chesapeake Gold Corp.	1,952,519	9,888,262	* +
Continental Minerals Corp.	758,946	563,344	*
Continental Precious Minerals, Inc.	267,000	120,417	*
Coral Gold Resources Ltd.	228,000	70,694	*
Corona Gold Ltd.	812,500	80,255	* @
Corriente Resources, Inc., Class A	650,000	2,797,144	*
Eastmain Resources, Inc.	600,000	676,501	*
ECU Silver Mining, Inc.	1,090,000	1,956,121	*
Entree Gold, Inc.	1,020,000	1,370,478	*
Erdene Resource Development Corp.	731,500	384,892	*
EXMIN Resources, Inc.	1,424,000	113,727	*
EXMIN Resources, Inc., 144A	1,000,000	79,865	*
Farallon Resources Ltd.	825,000	294,560	*
First Point Minerals Corp.	2,433,000	154,306	*
Fortress Minerals Corp.	280,525	141,014	*
Gabriel Resources Ltd.	1,200,000	2,311,378	*
Gold Summit Corp.	820,000	32,744	*
Gold Wheaton Gold Corp. (RS)	2,500,000	2,067,086	*@
Golden Odyssey Mining, Inc.	2,070,500	87,543	* +
Grandview Gold, Inc.	1,513,000	241,670	*
Grayd Resource Corp.	500,500	141,079	*
Great Basin Gold Ltd.	2,700,000	5,530,396	*
Greystar Resources Ltd.	497,900	668,982	*
Guyana Goldfields, Inc.	1,348,000	3,660,359	*
Hainan Mining Corp. (RS)	2,018,700	717,789	@
Helio Resource Corp.	186,000	134,567	*
Inca Pacific Resources, Inc.	337,500	190,266	*
Inter-Citic Minerals, Inc.	120,000	56,375	*
International Minerals Corp.	673,900	2,463,094	*
Ivanhoe Mines Ltd.	631,100	3,824,669	*
Ivanhoe Nickel & Platinum Ltd. (RS)	135,000	262,224	*@
Kings Minerals NL	15,275,000	1,838,018	*
Lake Shore Gold Corp.	1,020,000	1,102,133	*
Latitude Resources plc	2,940,000	148,966	* @
Laurion Mineral Exploration, Inc.	134,200	4,098	*
Leyshon Resources Ltd.	2,220,000	425,346	*
Linear Gold Corp.	1,225,000	1,208,541	*
MAG Silver Corp.	287,300	1,635,853	*
Marengo Mining Ltd.	1,300,000	204,350	*
Medoro Resources Ltd.	3,732,942	350,741	*
Metallic Ventures Gold, Inc.	1,401,800	434,646	*
Metorex Ltd.	450,000	713,649	*
Mindoro Resources Ltd.	1,484,000	230,067	*
Mindoro Resources Ltd., 144A	1,500,000	232,547	*
Mirasol Resources Ltd.	290,000	43,597	*
Moss Lake Gold Mines Ltd.	3,162,000	742,742	* +
Moto Goldmines Ltd.	1,833,800	3,962,924	*
Moydow Mines International, Inc.	495,000	83,717	*
Nautilus Minerals, Inc.	252,000	376,473	*
New Pacific Metals Corp.	603,200	538,420	*
Northern Dynasty Minerals Ltd.	833,750	3,525,204	*
Northern Dynasty Minerals Ltd., 144A	250,000	1,057,033	*
Olympus Pacific Minerals, Inc.	1,539,000	166,292	*
Osisko Mining Corp.	945,000	3,063,281	*
Oxus Gold plc	200,000	36,405	*
Pacific North West Capital Corp.	1,727,466	202,888	*
Pacific Rim Mining Corp.	5,674,500	1,708,306	*
Paragon Minerals Corp.	174,000	32,698	*
Paramount Gold and Silver Corp.	827,500	538,513	*
PDX Resources, Inc.	1,585,000	3,648,642	*
Planet Exploration, Inc.	1,020,500	335,596	*
Platte River Gold U.S., Inc. (RS)	1,098,900	2,501,123	* @
Premier Gold Mines Ltd.	393,900	810,524	*
Q2 Gold Resources, Inc. (RS)	201,333	0	* @
Radius Gold, Inc.	1,698,200	199,450	*
Reunion Gold Corp.	2,229,500	481,805	*
Romarco Minerals, Inc.	17,081,706	2,487,705	* +
Romarco Minerals, Inc. (RS)	4,860,000	672,400	* +@
Rubicon Minerals Corp., 144A	169,600	246,998	*
San Anton Resource Corp.	1,321,700	298,043	*
San Gold Corp.	682,100	749,842	*
Simberi Mining Corp.	1,262,000	23,715	*
Solitario Exploration & Royalty Corp.	913,400	3,192,566	*
Southwestern Resources Corp.	20,000	6,389	*
St. Andrew Goldfields Ltd.	927,549	278,883	*
Staccato Gold Resources Ltd.	3,091,500	304,996	*
Stratagold Corp.	830,900	27,325	*
Strongbow Exploration, Inc.	880,500	93,072	*
Terrane Metals Corp.	4,223,000	1,031,645	*
US Gold Corp.	1,500,000	1,832,190	*
Verena Minerals Corp.	1,741,000	196,298	*
Verona Development Corp.	48,500	7,747	*
VG Gold Corp.	5,926,510	417,634	* +
Victoria Gold Corp.	590,000	155,219	*
Virginia Gold Mines, Inc.	579,700	2,042,540	*
Wesdome Gold Mines Ltd.	418,200	310,418	*
West Timmins Mining, Inc.	1,100,000	408,250	*
		112,998,699

Gold/Mineral Royalty Companies 2.14%
Aberdeen International, Inc.	2,371,500	646,186	*
International Royalty Corp.	645,550	1,874,236
Royal Gold, Inc.	245,000	8,810,200
		11,330,622

Intermediate & Junior Gold Producers 20.18%
Aurizon Mines Ltd.	350,000	937,236	*
Central Sun Mining, Inc.	1,335,098	765,207	*
Century Mining Corp.	2,940,559	110,516	*
Crystallex International Corp.	1,983,435	1,592,763	*
DRDGOLD Ltd., Sponsored ADR	2,500	11,075	*
Eldorado Gold Corp.	130,000	813,800	*
Golden Star Resources Ltd.	1,462,900	2,223,608	*
High River Gold Mines Ltd.	2,226,088	1,296,791	*
IAMGOLD Corp.	617,901	3,407,948
Jaguar Mining, Inc.	2,848,497	15,871,077	*
Kingsgate Consolidated Ltd.	347,776	1,276,653	*
New Gold, Inc.	2,188,466	10,159,414	*
OceanaGold Corp.	950,000	303,486	*
Orsu Metals Corp.	3,008,000	847,881	*
Randgold Resources Ltd., ADR	1,005,884	41,271,421
Red Back Mining, Inc.	924,600	5,568,624	*
Red Back Mining, Inc., 144A	770,000	4,637,508	*
Resolute Mining Ltd.	1,350,000	1,406,533	*
Rusoro Mining Ltd.	7,996,600	4,432,955	*
Rusoro Mining Ltd., 144A	1,120,000	620,878	*
Sino Gold Mining Ltd.	1,760,610	5,899,308	*
St. Barbara Ltd.	5,405,344	1,243,773	*
TVI Pacific, Inc.	15,255,856	430,025	*
Zhaojin Mining Industry Co., Ltd., H shares	2,122,200	1,381,945
Zijin Mining Group Co., Ltd., H shares	754,400	382,723
		106,893,148

Internet 0.00%
Stockhouse, Inc.	31,000	4,650	*

Metal & Mineral Mining & Exploration 9.23%
Amerigo Resources Ltd.	1,944,200	2,119,019
AMT International Mining Corp.	1,000,000	10,700	* @
Avion Resources Corp.	3,900,000	604,623	* +
Baja Mining Corp.	1,092,017	718,230	*
Breakwater Resources Ltd.	450,000	90,905	*
Brilliant Mining Corp.	307,800	91,099	*
Calibre Mining Corp.	2,378,400	201,124	*
Coalcorp Mining, Inc.	32,071	41,584	*
Dia Bras Exploration, Inc.	1,319,800	223,212	*
European Nickel plc	333,927	77,815	*
Freewest Resources Canada, Inc.	1,090,000	271,399	*
Impact Silver Corp.	33,000	17,984	*
Independence Group NL	643,950	1,398,121
JNR Resources, Inc.	456,800	141,637	*
Linear Metals Corp.	1,004,410	169,871	*
Lundin Mining Corp.	1,250,000	3,711,360	*
Mineral Deposits Ltd.	200,000	109,048	*
Mines Management, Inc.	887,830	1,727,988	*
Natasa Mining Ltd.	503,045	488,928	*
North American Tungsten Corp., Ltd.	1,289,000	508,672	*
North Arrow Minerals, Inc.	261,500	29,484	*
Odyssey Resources Ltd.	414,900	65,297	*
Pelangio Exploration, Inc.	1,560,000	161,233	*
Red Hill Energy, Inc.	145,000	92,643	*
Revett Minerals, Inc.	3,194,500	1,290,646	*
Silver Wheaton Corp.	2,880,386	23,355,944	*
Silvercorp Metals, Inc.	3,113,020	9,125,831
Stingray Copper, Inc.	300,000	98,656	*
Suramina Resources, Inc.	1,244,700	771,871	*
Taseko Mines Ltd.	359,000	711,726	*
Toledo Mining Corp. plc	432,900	232,370	*
Uranium North Resources Corp.	517,035	41,293	*
Wallbridge Mining Co., Ltd.	1,541,000	144,790	*
Western Copper Corp.	53,900	41,021	*
		48,886,124

Oil & Gas Exploration & Production 1.27%
Big Sky Energy Corp.	2,507,650	5,015	*
Pacific Rubiales Energy Corp.	1,064,232	6,729,570	*
		6,734,585

Platinum Group Metals 4.31%
Anooraq Resources Corp.	3,472,400	3,588,875	*
Beartooth Platinum Corp.	5,478,500	154,425	*
Eastern Platinum Ltd.	17,880,475	16,464,216	*
Osmium Holdings S.A. (RS)	891	0	* @
Platinum Group Metals Ltd.	985,900	1,259,818	*
Ridge Mining plc	1,653,000	1,355,744	*
		22,823,078

Senior Gold Producers 7.92%
Agnico-Eagle Mines Ltd.	284,520	15,580,211
Barrick Gold Corp.	154,574	5,679,049
Freeport-McMoRan Copper & Gold, Inc.	83,000	4,718,550	^
Gold Fields Ltd.	205,000	1,981,834
Lihir Gold Ltd.	1,133,000	2,390,180	*
Lihir Gold Ltd., Sponsored ADR	43,000	898,700	*
Newmont Mining Corp.	154,400	5,984,544
Polyus Gold Co., Sponsored ADR	113,500	1,796,705
Yamana Gold, Inc.	356,293	2,929,215
		41,958,988

Sugar/Ethanol 0.26%
Bioenergy Africa Ltd. (RS)	5,750,000	1,354,499	* @

Wireless Equipment 0.08%
Active Control Technology, Inc.	4,575,000	408,367	*

Total Common Stocks		363,890,147
(cost $538,745,869)

EXCHANGE-TRADED FUNDS 1.98%

Market Vectors Gold Miners ETF	81,108	2,740,639
SPDR Gold Trust	90,500	7,698,835
Sprott Molybdenum Participation Corp.	20,000	46,792	*

Total Exchange-Traded Funds		10,486,266
(cost $11,169,595)

WARRANTS 18.26%

Diamond Mining & Exploration 0.00%
Rockwell Diamonds, Inc., Warrants (November 2009)	2,575,000	0	* @

Gold/Mineral Exploration & Development 0.25%
Carnavale Resources Ltd., Warrants (June 2009)	3,348,857	63,510	*
Chesapeake Gold Corp., Warrants (February 2012)	311,074	865,150	*
Gold Wheaton Gold Corp., Warrants (July 2013) (RS)	1,250,000	0	* @
Grandview Gold, Inc., Warrants (March 2009)	350,000	0	* @
Great Basin Gold Ltd., Warrants (April 2009)	704,000	145,523	*
Hainan Mining Corp., Warrants (May 2009) (RS)	313,700	0	* @
Hainan Mining Corp., Warrants (August 2011) (RS)	1,705,000	0	* @
Medoro Resources Ltd., Warrants (March 2010)	1,250,000	0	* @
Metallic Ventures Gold, Inc., Warrants (March 2009)	691,500	11,370	*
Mindoro Resources Ltd., Warrants (January 2009)	750,000	0	* @
Mindoro Resources Ltd., 144A, Warrants (May 2009)	750,000	0	* @
Nevsun Resources Ltd., Warrants (October 2008)	34,600	406	*
Osisko Mining Corp., Warrants (November 2009)	530,000	149,394	*
Platte River Gold U.S., Inc., Warrants (November 2008) (RS)	87,500	0	* @
Platte River Gold U.S., Inc., Warrants (March 2009) (RS)	195,000	57,525	* @
Platte River Gold U.S., Inc., Warrants (February 2010) (RS)	75,200	0	* @
Romarco Minerals, Inc., Warrants (July 2009) (RS)	2,430,000	0	* @
Romarco Minerals, Inc., Warrants (April 2010)	2,650,000	0	*@
San Anton Resource Corp., Warrants (December 2008)	520,000	0	* @
Staccato Gold Resources Ltd., 144A, Warrants (August 2009)	3,000,000	0	* @
Terrane Metals Corp., Warrants (November 2008)	475,500	0	* @
Terrane Metals Corp., Warrants (June 2012)	213,000	18,011	*
US Gold Corp., Warrants (February 2011)	39,000	12,093	*
		1,322,982

Gold/Mineral Royalty Companies 0.06%
Franco-Nevada Corp., Warrants (March 2012)	86,500	324,284	*

Intermediate & Junior Gold Producers 1.81%
Avnel Gold Mining Ltd., Warrants (June 2010)	14,000	1,020	*
Central Sun Mining, Inc., Warrants (November 2008)	1,338,000	6,286	*
Crystallex International Corp., Warrants (August 2009)	162,500	0	* @
GBS Gold International, Inc., Warrants (May 2010)	630,000	0	* @
Mwana Africa plc, Warrants (November 2008)	100,000	0	* @
New Gold, Inc., Warrants (December 2008)	2,846,000	4,278,493	*
New Gold, Inc., Warrants (April 2012)	6,531,600	460,275	*
New Gold, Inc., Warrants (November 2012)	4,468,000	1,479,818	*
New Gold, Inc., Warrants (June 2017)	1,452,430	1,364,680	*
Orsu Metals Corp., Warrants (December 2008)	2,743,200	38,662	*
Orsu Metals Corp., Warrants (April 2010)	2,479,000	232,923	*
Orsu Metals Corp., Warrants (March 2011)	3,981,000	420,805	*
Rusoro Mining Ltd., Warrants (November 2011)	600,000	0	* @
Rusoro Mining Ltd., Warrants (November 2012)	6,304,250	1,303,143	*
		9,586,105

Metal & Mineral Mining & Exploration 2.60%
Avion Resources Corp., Warrants (May 2010)	1,950,000	0	* @
Baja Mining Corp., Warrants (April 2009)	1,201,390	107,237	*
Baja Mining Corp., Warrants (April 2011)	527,750	0	* @
Breakwater Resources Ltd., Warrants (January 2009)	654,650	6,151	*
Coalcorp Mining, Inc., Warrants (February 2011)	113,214	4,255	*
Coalcorp Mining, Inc., Warrants (August 2011)	109,000	2,304	*
Denison Mines Corp., Warrants (November 2009)	85,600	104,557	*
Denison Mines Corp., Warrants (March 2011)	187,495	229,018	*
Mines Management, Inc., Warrants (April 2012)	576,800	1,088,710	*
Silver Wheaton Corp., Warrants (December 2010)	2,807,720	9,892,840	*
Silver Wheaton Corp., Warrants (September 2013)	417,695	1,253,124	*
Thompson Creek Metals Co. Inc., Warrants (October 2011)	263,900	1,066,212	*
		13,754,408

Oil & Gas Exploration & Production 0.32%
Bankers Petroleum Ltd., Warrants (November 2009)	12,933	14,582	*
Pacific Rubiales Energy Corp., Warrants (July 2012)	887,275	1,675,677	*
		1,690,259

Platinum Group Metals 0.03%
Eastern Platinum Ltd., Warrants (March 2009)	2,176,364	184,039	*

Senior Gold Producers 13.19%
Goldcorp, Inc., Warrants (June 2011)	4,212,197	48,494,196	*
Kinross Gold Corp., Warrants (September 2011)	1,489,820	3,359,549	*
Kinross Gold Corp., Warrants (September 2013)	80,000	255,567	*
Yamana Gold, Inc., Warrants (November 2008)	5,052,889	13,055,947	*
Yamana Gold, Inc., Warrants (February 2010)	3,782,263	4,690,959	*
		69,856,218

Total Warrants		96,718,295
(cost $123,042,869)

SPECIAL WARRANTS 0.00%

Gold/Mineral Exploration & Development 0.00%
Western Exploration & Development Ltd., 144A, Special Warrants (RS)
(cost $300,000)	600,000	0	* @

PURCHASED OPTIONS 1.36%	Contracts

Gold/Mineral Exploration & Development 0.14%
Gold Fields Ltd., Strike Price 10, Call, Expiration Jan. 2010
(premium $577,495)	2,500	737,500

Intermediate & Junior Gold Producers 0.06%
Crystallex International Corp., Strike Price 2.50, Call, Expiration Jan. 2009
(premium $140,726)	804	12,060
Hecla Mining Co., Strike Price 10, Call, Expiration Jan. 2010
(premium $889,136)	1,600	152,000
Randgold Resources Ltd., Strike Price 50, Call, Expiration Jan. 2010
(premium $225,834)	200	178,000
		342,060

Senior Gold Producers 1.16%
Freeport-McMoRan Copper & Gold, Inc., Strike Price 105, Call, Expiration Jan. 2009
(premium $1,125,245)	1,440	100,800
Harmony Gold Mining Co., Ltd., Strike Price 12.50, Call, Expiration Jan. 2009
(premium $331,129)	1,875	159,375
Harmony Gold Mining Co., Ltd., Strike Price 7.50, Call, Expiration Jan. 2010
(premium $470,426)	1,675	653,250
Newmont Mining Corp., Strike Price 45, Call, Expiration Dec. 2008
(premium $1,795,910)	5,340	1,180,140
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 130, Put,
Expiration Dec. 2008 (premium $699,960)	532	691,600
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 140, Put,
Expiration Dec. 2008 (premium $3,250,896)	1,910	3,342,500
		6,127,665

Total Purchased Options		7,207,225
(cost $9,506,757)

	Principal
NOTES 0.93%	Amount

Intermediate & Junior Gold Producers 0.93%
GBS Gold International, Inc., 12.00%, maturity 5/27/11 (RS)	3,600,000	2,367,753	* @
New Gold, Inc., 10.00%, maturity 6/28/17	3,000,000	2,537,161	*

Total Notes		4,904,914
(cost $6,387,277)

Total Securities		483,206,847
(cost $689,152,367)

REPURCHASE AGREEMENT 8.02%

Joint Tri-Party Repurchase Agreement, Morgan Stanley,
09/30/08, 0.20%, due 10/01/08, repurchase price $42,485,390, collateralized by Treasury securities held in a joint tri-party
account (cost $42,485,154)	$42,485,154	42,485,154

Total Investments 99.26%		525,692,001
(cost $731,637,521)
Other assets and liabilities, net 0.74%		3,913,601

NET ASSETS 100%		$529,605,602

	Shares Subject
CALL OPTIONS WRITTEN	To Call	Value

Freeport-McMoRan Copper & Gold, Inc., Strike Price 65, Expiration Oct. 2008	21,500	$42,355
(premiums received $100,680)

See notes to portfolios of investments.

GOLD AND PRECIOUS METALS FUND
Portfolio of Investments (unaudited)		September 30, 2008

COMMON STOCKS 61.72%	Shares	Value

Diamond Mining & Exploration 0.15%
Diamond Fields International Ltd.	21,600	$5,987	*
Harry Winston Diamond Corp.	22,000	289,392
		295,379

Financial Services 0.38%
GMP Capital Trust	79,400	751,998

Gold Mining 48.97%
Agnico-Eagle Mines Ltd.	134,058	7,354,651
AngloGold Ashanti Ltd., Sponsored ADR	250,000	5,775,000
Barrick Gold Corp.	268,429	9,862,081
Centerra Gold, Inc.	215,000	787,842	*
Century Mining Corp.	509,512	19,149	*
Compania de Minas Buenaventura S.A., ADR	150,000	3,522,000
Crystallex International Corp.	357,565	286,089	*
DRDGOLD Ltd., Sponsored ADR	10,000	44,300	*
Eldorado Gold Corp.	470,000	2,941,354	*
Freeport-McMoRan Copper & Gold, Inc.	37,000	2,103,450	^
Gold Fields Ltd.	95,000	918,411
Gold Fields Ltd., Sponsored ADR	100,000	959,000
Gold Wheaton Gold Corp. (RS)	2,500,000	2,067,086	*@
Golden Star Resources Ltd.	1,300,000	1,976,000	*
High River Gold Mines Ltd.	2,025,000	1,179,649	*
IAMGOLD Corp.	790,000	4,404,223
Jaguar Mining, Inc.	936,859	5,219,932	*
Kingsgate Consolidated Ltd.	199,625	732,804	*
Kinross Gold Corp.	534,550	8,594,163	*
Lihir Gold Ltd.	667,000	1,407,105	*
Lihir Gold Ltd., Sponsored ADR	7,000	146,300	*
New Gold, Inc.	788,414	3,659,462	*
Newcrest Mining Ltd.	110,400	2,422,862	*
Newmont Mining Corp.	178,000	6,899,280
OceanaGold Corp.	130,000	41,530	*
Polyus Gold Co., Sponsored ADR	136,500	2,160,795
Randgold Resources Ltd., ADR	232,700	9,547,681
Red Back Mining, Inc.	649,100	3,909,359	*
Red Back Mining, Inc., 144A	245,000	1,475,571	*
Rusoro Mining Ltd.	1,579,200	875,437	*
Sino Gold Mining Ltd.	327,533	1,097,471	*
St. Barbara Ltd.	964,467	221,925	*
Troy Resources NL	411,300	439,307
Yamana Gold, Inc.	414,785	3,436,715
Zhaojin Mining Industry Co., Ltd., H shares	758,800	494,119
Zijin Mining Group Co., Ltd., H shares	279,600	141,847
		97,123,950

Gold Royalty Company 4.27%
Aberdeen International, Inc.	52,250	14,237	*
Royal Gold, Inc.	235,000	8,450,600
		8,464,837

Metal & Mineral Mining 2.83%
Gammon Gold, Inc.	335,000	2,479,000	*
Independence Group NL	275,000	597,070
Ivanhoe Mines Ltd.	109,400	662,999	*
Lundin Mining Corp.	215,430	639,631	*
Rio Tinto plc, Sponsored ADR	4,950	1,235,025
		5,613,725

Platinum Group Metals 1.73%
Eastern Platinum Ltd.	3,734,450	3,438,655	*

Silver Mining 3.39%
Coeur d'Alene Mines Corp.	378,000	571,812	*
Pan American Silver Corp.	40,000	889,200	*
Silver Wheaton Corp.	439,802	3,566,186	*
Silvercorp Metals, Inc.	578,000	1,694,409
		6,721,607

Total Common Stocks		122,410,151
(cost $152,448,807)

EXCHANGE-TRADED FUNDS (ETF) 8.40%

Market Vectors Gold Miners ETF	236,016	7,974,981
SPDR Gold Trust	102,000	8,677,140

Total Exchange-Traded Funds		16,652,121
(cost $17,770,901)

WARRANTS 11.52%

Gold Mining 10.73%
Central Sun Mining, Inc., Warrants (November 2008)	88,500	416	*
Crystallex International Corp., Warrants (August 2009)	62,500	0	* @
GBS Gold International, Inc., Warrants (May 2010)	175,000	0	* @
Gold Wheaton Gold Corp., Warrants (July 2013) (RS)	1,250,000	0	* @
Goldcorp, Inc., Warrants (June 2011)	1,067,574	12,287,683	*
Kinross Gold Corp., Warrants (September 2011)	659,480	1,487,130	*
Kinross Gold Corp., Warrants (September 2013)	239,835	766,174	*
Nevsun Resources Ltd., Warrants (October 2008)	4,600	54	*
New Gold, Inc., Warrants (December 2008)	750,000	1,127,502	*
New Gold, Inc., Warrants (April 2012)	3,225,400	227,290	*
New Gold, Inc., Warrants (November 2012)	1,056,000	349,751	*
New Gold, Inc., Warrants (June 2017)	160,800	151,085	*
Rusoro Mining Ltd., Warrants (November 2012)	1,419,250	293,371	*
Yamana Gold, Inc., Warrants (November 2008)	1,272,499	3,287,957	*
Yamana Gold, Inc., Warrants (February 2010)	1,058,731	1,313,093	*
		21,291,506

Gold Royalty Company 0.07%
Franco-Nevada Corp., Warrants (March 2012)	36,100	135,337	*

Platinum Group Metals 0.01%
Eastern Platinum Ltd., Warrants (March 2009)	311,035	26,302	*

Silver Mining 0.71%
Silver Wheaton Corp., Warrants (December 2010)	336,540	1,185,779	*
Silver Wheaton Corp., Warrants (September 2013)	73,206	219,624	*
		1,405,403

Total Warrants		22,858,548
(cost $28,838,905)

PURCHASED OPTIONS 1.51%	Contracts

Gold Mining 1.51%
AngloGold Ashanti Ltd., Strike Price 50, Call, Expiration Jan. 2010
(premium $175,980)	200	16,000
Freeport-McMoRan Copper & Gold, Inc., Strike Price 105, Call, Expiration Jan. 2009
(premium $437,595)	560	39,200
Gold Fields Ltd., Strike Price 10, Call, Expiration Jan. 2010
(premium $346,515)	1,500	442,500
Harmony Gold Mining Co., Ltd., Strike Price 12.50, Call, Expiration Jan. 2009
(premium $110,376)	625	53,125
Harmony Gold Mining Co., Ltd., Strike Price 7.50, Call, Expiration Jan. 2010
(premium $231,614)	825	321,750
Hecla Mining Co., Strike Price 10, Call, Expiration Jan. 2010
(premium $227,124)	420	39,900
Newmont Mining Corp., Strike Price 45, Call, Expiration Dec. 2008
(premium $898,850)	2,660	587,860
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 130, Put,
Expiration Dec. 2008 (premium $228,105)	173	224,900
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 140, Put,
Expiration Dec. 2008 (premium $1,196,534)	703	1,230,250
Randgold Resources Ltd., Strike Price 50, Call, Expiration Jan. 2010
(premium $56,459)	50	44,500

Total Purchased Options		2,999,985
(cost $3,909,152)

	Principal
NOTE 0.33%	Amount

Gold Mining 0.33%
GBS Gold International, Inc., 12.00%, maturity 5/27/11 (RS)
(cost $995,718)	1,000,000	657,709	* @

Total Securities		165,578,514
(cost $203,963,483)

REPURCHASE AGREEMENT 16.04%

Joint Tri-Party Repurchase Agreement, Morgan Stanley,
09/30/08, 0.20%, due 10/01/08, repurchase price $31,812,827, collateralized by Treasury securities held in a joint tri-party
account (cost $31,812,650)	$31,812,650	31,812,650

Total Investments 99.52%		197,391,164
(cost $235,776,133)
Other assets and liabilities, net 0.48%		949,932

NET ASSETS 100%		$198,341,096

	Shares Subject
CALL OPTIONS WRITTEN	To Call	Value

Freeport-McMoRan Copper & Gold, Inc., Strike Price 65, Expiration Oct. 2008	11,500	$22,655
(premiums received $53,852)

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited) September 30, 2008

Legend
* Non-income producing security	GO General Obligation Bond
+ Affiliated company (see following)	RS Restricted Security (see following)
ADR American Depositary Receipt	ZCB Zero Coupon Bond
GDR Global Depositary Receipt	^ Security or portion of security segregated as
VR Variable Rate	collateral for written options

@
Security was fair valued at September 30, 2008, by U.S. Global Investors, Inc. (Adviser) in accordance with valuation procedures approved by the Board of Trustees.  Fair valued securities, which were primarily composed of restricted securities, as a percentage of net assets at September 30, 2008, were 3.81% of Global Resources, 1.08% of World Precious Minerals and 1.37% of Gold and Precious Metals.

General

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments.  Rates shown are current rates at September 30, 2008.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

China Region Fund changed its name from China Region Opportunity Fund effective October 1, 2008.  This name change has been reflected throughout this document.

For more comprehensive information on the Funds' policies regarding the valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual report.

Security Valuations

The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation.  Securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation.  Short-term investments with effective maturities of sixty days or less at the date of purchase and investments of U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds are valued at amortized cost, which approximates market value.  An independent pricing service values municipal securities, long-term U.S. Government obligations and corporate debt securities using a system based on such factors as credit rating, maturity, coupon and type of security to determine fair value.

Fair Valued Securities

Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.  The following factors are generally considered in determining fair value: nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies, the extent of a Fund’s investment in the trading securities of the issuer; and other relevant matters.  The fair values may differ from what would have been used had a broader market for these securities existed.

For securities traded on international exchanges, if events which may materially affect the value of a Fund's securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees.  The Funds may use a systematic fair value model provided by an independent third party to value international securities.  At September 30, 2008, this model was used to value certain foreign securities in the China Region, Global Resources, World Precious Minerals and Gold and Precious Metals Funds.

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157 or the Statement), effective July 1, 2008.  SFAS 157 governs the application of generally accepted accounting principles that require fair value measurements of a Fund’s assets and liabilities.  Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three levels defined by the SFAS 157 hierarchy are as follows:

Level 1– quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.

In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy.  The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each fund’s securities using the fair value hierarchy:

At September 30, 2008	Total	Level 1	Level 2	Level 3

U.S. Treasury Securities Cash Fund
Investments in Securities	$114,269,590	$ 54,340,929	$ 59,928,661	$ 0

U.S. Government Securities Savings Fund
Investments in Securities	$412,132,404	$ 0	$412,132,404	$ 0

Near-Term Tax Free Fund
Investments in Securities	$ 14,217,783	$ 1,248,230	$ 12,969,553	$ 0

Tax Free Fund
Investments in Securities	$ 18,864,333	$ 1,501,532	$ 17,362,801	$ 0

All American Equity Fund
Investments in Securities	$ 17,999,272	$ 17,999,272	$ 0	$ 0

China Region Fund
Investments in Securities	$ 49,728,870	$ 13,488,945	$ 36,239,925	$ 0

Global Resources Fund
Investments in Securities	$890,330,112	$825,559,250	$ 38,967,870	$ 25,802,992

World Precious Minerals Fund
Investments in Securities	$525,649,646	$485,260,632	$ 34,391,646	$ 5,997,368

Gold and Precious Metals Fund
Investments in Securities	$197,368,509	$184,009,997	$ 12,700,803	$ 657,709

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period July 1, 2008, through September 30, 2008:

Investments in Securities
Global Resources Fund
Balance as of June 30, 2008	$ 28,337,151
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(355,573)
Net purchases (sales)	-
Transfers in and/or out of Level 3	(2,178,586)
Balance as of September 30, 2008	$ 25,802,992

Investments in Securities
World Precious Minerals Fund
Balance as of June 30, 2008	$ 9,532,126
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(2,178,586)
Net purchases (sales)	-
Transfers in and/or out of Level 3	(1,431,642)
Balance as of September 30, 2008	$ 5,997,368

Investments in Securities
Gold and Precious Metals Fund
Balance as of June 30, 2008	$ 980,729
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(323,020)
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of September 30, 2008	$ 657,709

Joint Tri-Party Repurchase Agreements

The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold, as collateral, underlying securities with a value exceeding the principal amount of the repurchase obligation.  The Funds use joint tri-party repurchase agreement accounts with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

The terms of the joint tri-party repurchase agreements and the securities held as collateral at September 30, 2008, were:

Morgan Stanley Dean Witter repurchase agreement, 09/30/08, 0.20%, due 10/01/08:
Total principal amount: $216,938,136; Total repurchase price: $216,939,341
Collateral:
$145,252,500 U.S. Treasury Note, 6.500%, 02/15/10
$59,799,800 U.S. Treasury Note, 4.750%, 01/31/12
                      (total collateral market value, including accrued interest, of $221,276,976)

UBS Financial Services, Inc. repurchase agreement, 09/30/08, 0.10%, due 10/01/08:
Total principal amount: $26,400,000; Total repurchase price: $26,400,073
Collateral:
$24,925,000 U.S. Treasury Note, 4.625%, 02/29/12
(total collateral market value, including accrued interest, of $26,928,791)

Other mutual funds managed by U.S. Global Investors, Inc. participate in the joint tri-party repurchase agreements.  Each owns an undivided interest in the accounts.

Affiliated Companies - Indicated in Portfolio of Investments as "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities.  The following is a summary of transactions with each affiliated company during the period ended September 30, 2008.

		Shares of Affiliated Companies
	June 30, 2008	Additions	Reductions	September 30, 2008
Global Resources Fund
Bounty Industries Ltd.	22,000,000	-	-	22,000,000
Cano Petroleum, Inc.	2,570,000	489,100	(359,100)	2,700,000
Ivory Energy, Inc.	4,603,166	-	(300,000)	4,303,166
Natasa Mining Ltd. (formerly Investika Ltd.)	1,099,160	-	-	1,099,160
New Gold, Inc.	1,853,421	1	(100,000)	1,753,422	(a)
Red Dragon Resources Corp.	3,720,000	-	-	3,720,000
Revett Minerals, Inc.	5,048,000	-	-	5,048,000
Royalite Petroleum Co., Inc.	2,266,333	-	-	2,266,333	(a)
Vantage Drilling Co.	2,405,000	358,400	(89,400)	2,674,000	(a)

At September 30, 2008, the value of investments in affiliated companies was $12,472,116, representing 1.33% of net assets, and the total cost was $31,387,918.  Net realized losses on transactions were $177,581, and there was no income earned for the period.

		Shares of Affiliated Companies
	June 30, 2008	Additions	Reductions	September 30, 2008
World Precious Minerals Fund
Atikwa Minerals Corp.	3,062,333	-	-	3,062,333
Avion Resources Corp.	3,900,000	-	-	3,900,000
Carnavale Resources Ltd.	3,348,857	-	-	3,348,857
Chesapeake Gold Corp.	1,897,639	54,880	-	1,952,519
Golden Odyssey Mining, Inc.	2,070,500	-	-	2,070,500
Moss Lake Gold Mines Ltd.	3,162,000	-	-	3,162,000
Romarco Minerals, Inc.	17,081,706	4,860,000	-	21,941,706
VG Gold Corp. (formerly Vedron Gold, Inc.)	5,856,510	70,000	-	5,926,510

At September 30, 2008, the value of investments in affiliated companies was $15,339,098, representing 2.90% of net assets, and the total cost was $19,340,331.  There was no realized gains or losses on transactions, and there was no income earned for the period.

(a) At September 30, 2008, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

Restricted Securities - Indicated in Portfolio of Investments as "RS"

The following securities are subject to contractual and regulatory restrictions on resale or transfer.  These investments may involve a high degree of business and financial risk.  Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall.  These securities could decline significantly in value before the Fund could liquidate these securities.  The issuer bears the cost of registration, if any, involved in the disposition of these securities.

	Acquisition	Cost per
Global Resources Fund	Date	Share

Americas Petrogas, Inc.	05/30/08	$1.16
Americas Petrogas, Inc., Warrants (June 2009)	05/30/08	$0.00
Bioenergy Africa Ltd. (formerly Southern African Energy)	02/04/08	$0.25
GoviEx IP Holdings, Inc.	10/04/07	$0.04
Govi HighPower Exploration	10/04/07	$1.96
Ivanhoe Nickel and Platinum Ltd.	07/09/03	$5.00
Legacy Energy LLC, 144A	02/27/06	$1.90
North Peace Energy Corp.	08/05/08	$1.44
North Peace Energy Corp., Warrants (February 2010)	08/05/08	$0.00
Osmium Holdings S.A.	10/22/96-01/29/98	$987.07
Trident Resources Corp., Series B, Preferred Stock	06/08/06	$62.50
Trident Resources Corp., Warrants (March 2013)	06/08/06	$0.00
Value Creation, Inc.	08/11/06	$12.66

At September 30, 2008, the total cost of restricted securities was $27,065,305, and the total value was $31,466,936, representing 3.35% of net assets.

	Acquisition	Cost per
World Precious Minerals Fund	Date	Share

Bioenergy Africa Ltd. (formerly Southern African Energy)	02/04/08	$0.25
GBS Gold International, Inc., 12.00%, maturity 5/27/11	05/12/08	$995.72
Gold Wheaton Gold Corp. (formerly Kadywood Capital Corp.)	06/18/08	$0.49
Gold Wheaton Gold Corp. (formerly Kadywood Capital Corp.), Warrants (June 2013)	06/18/08	$0.00
Hainan Mining Corp.	08/31/06-05/16/07	$0.85
Hainan Mining Corp., Warrants (May 2009)	05/16/07	$0.00
Hainan Mining Corp., Warrants (August 2011)	08/31/06	$0.00
Ivanhoe Nickel and Platinum Ltd.	07/09/03	$5.00
Osmium Holdings S.A.	10/22/96-01/29/98	$1,280.75
Platte River Gold U.S., Inc.	03/01/04-01/25/08	$1.70
Platte River Gold U.S., Inc., Warrants (November 2008)	11/17/06	$0.00
Platte River Gold U.S., Inc., Warrants (March 2009)	03/01/04	$0.00
Platte River Gold U.S., Inc., Warrants (February 2010)	01/25/08	$0.00
Q2 Gold Resources, Inc.	06/18/07	$0.00
Romarco Minerals, Inc.	07/18/08	$0.20
Romarco Minerals, Inc., Warrants (July 2009)	07/18/08	$0.00
Western Exploration & Development Ltd., 144A, Special Warrants	08/14/97	$0.50

At September 30, 2008, the total cost of restricted securities was $13,899,451, and the total value was $10,0110,99, representing 1.05% of net assets.

	Acquisition	Cost per
Gold and Precious Metals Fund	Date	Share

GBS Gold International, Inc., 12.00%, maturity 5/27/11	05/12/08	$995.72
Gold Wheaton Gold Corp. (formerly Kadywood Capital Corp.)	06/18/08	$0.49
Gold Wheaton Gold Corp. (formerly Kadywood Capital Corp.), Warrants (June 2013)	06/18/08	$0.00

At September 30, 2008, the total cost of restricted securities was $2,223,616, and the total value was $2,724,795, representing 1.12% of net assets.

Call Options Written

As of September 30, 2008, portfolio securities valued at $79,352,250, $1,222,275 and $653,775 were held in escrow by the custodian as cover for call options written for the Global Resources Fund, World Precious Minerals Fund and Gold and Precious Metals Fund, respectively.
Transactions in written call options during the period ended September 30, 2008, were as follows:

	Global Resources Fund		World Precious Minerals Fund
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at June 30, 2008	-	$ -	35,162	$7,537,863
Options written	25,010	7,846,922	1,363	493,966
Options closed	(9,760)	(2,924,318)	(33,976)	(7,629,728)
Options expired	-	-	(1,000)	(70,400)
Options exercised	-	-	(1,334)	(231,021)
Options outstanding at September 30, 2008	15,250	$ 4,922,604	215	$ 100,680

	Gold and Precious
	Metals Fund
	Number of	Premiums
	Contracts	Received
Options outstanding at June 30, 2008	11,303	$ 2,223,554
Options written	594	197,481
Options closed	(10,430)	(2,214,310)
Options expired	(800)	(56,320)
Options exercised	(552)	(96,553)
Options outstanding at September 30, 2008	115	$ 53,852

Tax Information

The following table presents the income tax basis of the securities owned at September 30, 2008, and the tax basis components of net unrealized appreciation or depreciation:

	Aggregate	Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)

U.S. Treasury Securities Cash	$114,269,590	$ -	$ -	$ -
U.S. Government Securities Savings	412,132,404	-	-	-
Near-Term Tax Free	14,248,177	100,015	(130,409)	(30,394)
Tax Free	19,205,250	322,330	(663,247)	(340,917)
All American Equity	18,571,682	597,308	(1,169,718)	(572,410)
China Region	55,791,440	2,440,486	(8,503,056)	(6,062,570)
Global Resources	1,144,828,598	56,537,439	(308,853,305)	(252,315,866)
World Precious Minerals	731,637,521	57,141,165	(263,086,685)	(205,945,520)
Gold and Precious Metals	235,776,133	10,008,324	(48,393,293)	(38,384,969)

Minimum Yield Agreement

As of March 19, 2008, the Adviser voluntarily agreed to waive fees and/or reimburse U.S. Treasury Securities Cash Fund and U.S. Government Securities Savings Fund to the extent necessary to maintain the respective fund’s yield at a certain level as determined by the Adviser (Minimum Yield).  The Adviser may recapture any fees waived and/or expenses reimbursed within three years after the end of the fiscal year of such waiver and/or reimbursement to the extent that such recapture would not cause the fund’s yield to fall below the Minimum Yield.  For the three months ended September 30, 2008, fees waived and/or expenses reimbursed as a result of this agreement were $2,821 and $0 for the U.S. Treasury Securities Cash Fund and the U.S. Government Securities Savings Fund, respectively.  These amounts are recoverable by the Adviser through December 31, 2011.

This agreement is in addition to other agreements to limit expenses.

Subsequent Events

A special meeting of shareholders of U.S. Global Investor Funds (USGIF) and U.S. Global Accolade Funds (USGAF) was held on September 23, 2008, to consider several proposals.  The new proposals were approved effective October 1, 2008, and included (i) a reorganization of the USGIF and USGAF funds from two separate Massachusetts business trusts into a single Delaware statutory trust under the name USGIF, (ii) a new advisory agreement, (iii) a new distribution plan for the equity funds under which a subsidiary of the Adviser will be paid a fee at an annual rate of 0.25 percent of the average daily net assets of each fund and (iv) a new administrative services agreement.  The new advisory agreement for the equity funds provides for a base advisory fee that will be adjusted upwards or downwards by 0.25 percent if there is a performance difference of 5 percent or more between a fund’s performance and that of its designated benchmark index over the prior 12 months. With respect to four equity funds, the new advisory agreement also will increase the base advisory fee and make changes to the advisory fee breakpoints. In addition, administrative services that are part of the current advisory agreement will be removed and become the subject of a separate agreement.  Under the new administrative services agreement, the funds will no longer reimburse the Adviser for certain legal and administrative services, but instead will pay compensation at an annual rate of 0.08 percent of the average daily net assets of each fund for administrative services provided.  A full discussion of the proposals is set forth in proxy materials filed with the SEC.  In addition, effective October 1, 2008, the Adviser agreed to contractually limit the operating expenses of each fund through September 30, 2009.

Effective October 8, 2008, the U.S. Treasury Securities Fund and U.S. Government Securities Savings Fund have agreed to participate in the U.S. Treasury Guarantee Program for Money Market Funds (the Program).  The Program is designed to guarantee to investors in participating money market funds that they receive $1.00 for each money market fund share held as of the close of business on September 19, 2008. The Program does not cover any increase in the number of fund shares held in an account or any new purchases of fund shares after the close of business on September 19, 2008.  The guarantee will be triggered if the fund’s net asset value per share falls below $0.995 – what is commonly referred to as “breaking the buck” – and the fund liquidates.  U.S. Treasury Securities Cash Fund and U.S. Government Securities Savings Fund paid $11,320 and $42,788, respectively, to participate in the Program.  The cost for the Funds to participate is without regard to any expense limitations in effect.  The Program will terminate on December 18, 2008, unless the Treasury Department determines to extend it.  Even if the Program is extended, there is no assurance that the Funds will continue to participate.

Item 2. Controls and Procedures

1.
The registrant’s president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There was no change in the registrant's internal control over financial reporting that occurred in the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Global Investors Funds

By:            /s/ Frank E. Holmes
      Frank E. Holmes
  President, Chief Executive Officer

Date:         December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:            /s/ Frank E. Holmes
      Frank E. Holmes
  President, Chief Executive Officer

Date:         December 1, 2008

By:            /s/Catherine A. Rademacher
      Catherine A. Rademacher
  Treasurer

Date:          December 1, 2008